Taxation - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current income tax expenses	$ 150,623	$ 109,454
Deferred income tax expenses	(33,532)	(13,963)
Income tax expenses	$ 117,091	$ 95,491